Related Party Transactions and Balances (Details) - Schedule of Transactions with Related Parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Labor outsourcing service expense			¥ 47,464
Amounts due from related parties		201
Borrowings from the related parties	4,831
Labor outsourcing service expense to Laiguan [Member]
Related Party Transaction [Line Items]
Labor outsourcing service expense			25,059
Labor outsourcing service expense to Qingji [Member]
Related Party Transaction [Line Items]
Labor outsourcing service expense			¥ 22,405
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		201
Borrowings from the related parties	766
Key Space [Member]
Related Party Transaction [Line Items]
Borrowings from the related parties	¥ 4,065